MUN P1 10/20

SUPPLEMENT DATED OCTOBER 22, 2020

TO THE PROSPECTUS DATED OCTOBER 1, 2020

OF

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

(a series of Franklin Municipal Securities Trust)

Effective November 2, 2020, the prospectus will be amended as follows:

I. For Franklin California High Yield Municipal Fund, the portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section in the prospectus will be replaced with the following:

Portfolio Managers

John Wiley  Senior Vice President of Advisers and portfolio manager of the Fund since 1993.

Christopher Sperry, CFA  Vice President of Advisers and portfolio manager of the Fund since 2004.

John Bonelli  Vice President of Advisers and portfolio manager of the Fund since November 2020.

Michael Conn  Vice President of Advisers and portfolio manager of the Fund since November 2020.

II. For Franklin Tennessee Municipal Bond Fund, the portfolio management team under the “FUND SUMMARIES – Portfolio Managers” section in the prospectus will be replaced with the following:

Portfolio Managers

John Wiley  Senior Vice President of Advisers and portfolio manager of the Fund November 2020.

Christopher Sperry, CFA  Vice President of Advisers and portfolio manager of the Fund November 2020.

John Bonelli  Vice President of Advisers and portfolio manager of the Fund since November 2020.

Michael Conn  Vice President of Advisers and portfolio manager of the Fund since November 2020.

III. For Franklin California High Yield Municipal Fund, the portfolio management team under the “Fund Details – Management” section in the prospectus will be replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in tax-free municipal securities. The portfolio managers of the team are as follows:

John Wiley   Senior Vice President of Advisers

Mr. Wiley has been a portfolio manager of the Fund since 1993.  He joined Franklin Templeton in 1989.

Christopher Sperry, CFA   Vice President of Advisers

Mr. Sperry has been a portfolio manager of the Fund since 2004. He joined Franklin Templeton in 1996.

John Bonelli   Vice President of Advisers

Mr. Bonelli has been a portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 2010.

Michael Conn   Vice President of Advisers

Mr. Conn has been a portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 2006.

Messrs. Wiley, Sperry, Bonelli and Conn are jointly and primarily responsible for the day-to-day management of the Fund. Each manager has equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IV. For Franklin Tennessee Municipal Bond Fund, the portfolio management team under the “Fund Details – Management” section in the prospectus will be replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in tax-free municipal securities. The portfolio managers of the team are as follows:

John Wiley   Senior Vice President of Advisers

Mr. Wiley has been a portfolio manager of the Fund since November 2020.  He joined Franklin Templeton in 1989.

Christopher Sperry, CFA   Vice President of Advisers

Mr. Sperry has been a portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 1996.

John Bonelli   Vice President of Advisers

Mr. Bonelli has been a portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 2010.

Michael Conn   Vice President of Advisers

Mr. Conn has been a portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 2006.

Messrs. Wiley, Sperry, Bonelli and Conn are jointly and primarily responsible for the day-to-day management of the Fund. Each manager has equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.